Income Taxes - Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Details)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expenses	21.00%	3.00%	(26.00%)
Effect of preferential tax rate	41.00%	(3.00%)	(5.00%)
Effect of non-taxable income	(28.00%)	1.00%	14.00%
Effect of different tax rate of subsidiary operation in other jurisdiction	(18.00%)	(13.00%)	(6.00%)
Effect of tax rate change	(15.00%)	(6.00%)
Effect of valuation allowance	121.00%	(10.00%)	(38.00%)
Effect of true-up on net operating loss	(118.00%)
Effective tax rate	29.00%	(3.00%)	(36.00%)